Post-Employment Benefits - Summary of Change in the Net Defined Benefit Obligation (Detail) - SEK (kr) kr in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of net defined benefit liability (asset) [line items]
Opening balance	kr 22,942	kr 23,211
Included in the income statement
Current service cost	2,210	2,291
Past service cost and gains and losses on settlements	(82)	179
Interest cost/income (+/–)	576	468
Taxes and administrative expenses	64	78
Other	63	101
Components of defined benefit cost recognized	2,831	3,117
Remeasurements
Return on plan assets excluding amounts in interest expense/income	1,583	(663)
Actuarial gains/losses (–/+) arising from changes in demographic assumptions	(229)	267
Actuarial gains/losses (–/+) arising from changes in financial assumptions	(4,958)	(943)
Experience-based gains/losses (–/+)	2,825	347
Total remeasurements	(779)	(992)
Translation difference	21	(69)
Contributions and payments from:
Employers	(2,779)	(2,331)
Plan participants	5	8
Benefit payments	0	(2)
Settlements	0	0
Other	(2)	0
Closing balance	22,239	22,942
Present value of defined benefit obligation [member]
Disclosure of net defined benefit liability (asset) [line items]
Opening balance	85,535	83,691
Included in the income statement
Current service cost	2,210	2,291
Past service cost and gains and losses on settlements		179
Interest cost/income (+/–)	2,953	2,839
Taxes and administrative expenses	0	0
Other	41	108
Components of defined benefit cost recognized	5,122	5,417
Remeasurements
Return on plan assets excluding amounts in interest expense/income	0	0
Actuarial gains/losses (–/+) arising from changes in demographic assumptions		267
Actuarial gains/losses (–/+) arising from changes in financial assumptions	(4,958)	(943)
Experience-based gains/losses (–/+)	2,825	347
Total remeasurements	(2,362)	(329)
Translation difference	1,781	(179)
Contributions and payments from:
Employers	(2,097)	(1,737)
Plan participants	362	350
Benefit payments	(1,825)	(1,294)
Settlements	0	(488)
Other	82	104
Closing balance	86,598	85,535
Plan assets [member]
Disclosure of net defined benefit liability (asset) [line items]
Opening balance	(62,593)	(60,480)
Included in the income statement
Current service cost	0	0
Past service cost and gains and losses on settlements	0	0
Interest cost/income (+/–)	(2,377)	(2,371)
Taxes and administrative expenses	64	78
Other	22	(7)
Components of defined benefit cost recognized	(2,291)	(2,300)
Remeasurements
Return on plan assets excluding amounts in interest expense/income	1,583
Actuarial gains/losses (–/+) arising from changes in demographic assumptions	0	0
Actuarial gains/losses (–/+) arising from changes in financial assumptions	0	0
Experience-based gains/losses (–/+)	0	0
Total remeasurements	1,583	(663)
Translation difference	(1,760)	110
Contributions and payments from:
Employers	(682)	(594)
Plan participants	(357)	(342)
Benefit payments	1,825	1,292
Settlements	0	488
Other	(84)	(104)
Closing balance	kr (64,359)	kr (62,593)